Derivative Financial Instruments - Disclosure of Detailed Information about Foreign Exchange Contracts (Details) $ in Thousands	Dec. 31, 2024 USD ($) oz
Within 1 year
Derivative Financial Instruments [Line Items]
Derivative hedging instrument remaining quantity | oz	120,000
1-2 years
Derivative Financial Instruments [Line Items]
Derivative hedging instrument remaining quantity | oz	19,998
CAD | Call options’ weighted average strike price
Derivative Financial Instruments [Line Items]
Weighted average strike price	1.33
CAD | Put options’ weighted average strike price
Derivative Financial Instruments [Line Items]
Weighted average strike price	1.41
CAD | Within 1 year
Derivative Financial Instruments [Line Items]
Notional amount	$ 270,000
CAD | 1-2 years
Derivative Financial Instruments [Line Items]
Notional amount	$ 59,000
BRL | Call options’ weighted average strike price
Derivative Financial Instruments [Line Items]
Weighted average strike price	5.37
BRL | Put options’ weighted average strike price
Derivative Financial Instruments [Line Items]
Weighted average strike price	5.97
BRL | Within 1 year
Derivative Financial Instruments [Line Items]
Notional amount	$ 382,000
BRL | 1-2 years
Derivative Financial Instruments [Line Items]
Notional amount	$ 39,000
MXN | Call options’ weighted average strike price
Derivative Financial Instruments [Line Items]
Weighted average strike price	18.15
MXN | Put options’ weighted average strike price
Derivative Financial Instruments [Line Items]
Weighted average strike price	20.81
MXN | Within 1 year
Derivative Financial Instruments [Line Items]
Notional amount	$ 153,000
MXN | 1-2 years
Derivative Financial Instruments [Line Items]
Notional amount	$ 5,000